PREPAIDS AND OTHER (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of components of prepaids and other
The components of prepaids and other at December 31 were as follows:

	2018	2017 As adjusted
Inventory advances	$3,851	$93
Insurance and licenses	846	608
Deposits	1,921	2,161
Contract acquisition and fulfillment costs	880	1,053
Other	4,205	4,306
	$11,703	$8,221